SHARE CAPITAL - Share Based Payments - Share Option Plan (Details)	12 Months Ended
	Dec. 31, 2020 Options $ / shares shares	Dec. 31, 2019 Options $ / shares
SHARE CAPITAL
Number of shares reserved for future issuance | shares	7,500,000
Expiration period, in years	5 years
Summary of options outstanding and exercisable
Number of options outstanding, Beginning of the period | Options	3,834,119	3,176,518
Number of options outstanding, Granted | Options	953,255	1,211,565
Number of options outstanding, Exercised | Options	(650,580)	(508,964)
Number of options outstanding, Forfeited | Options	(67,910)	(45,000)
Number of options outstanding, End of the period | Options	4,068,884	3,834,119
Options which have vested and are exercisable | Options	2,600,257
Weighted average exercise price per option, Beginning of the period | $ / shares	$ 3.31	$ 2.28
Weighted average exercise price per option, Granted | $ / shares	5.21	5.38
Weighted average exercise price per option, Exercised | $ / shares	1.25	1.62
Weighted average exercise price per option, Forfeited | $ / shares	5.17	5.18
Weighted average exercise price per option, End of the period | $ / shares	4.05	$ 3.31
Weighted average exercise price per option, Options which have vested and are exercisable | $ / shares	$ 3.35